Earnings per share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net loss attributable to equity holders of the Company	SFr (70,753)	SFr (72,996)	SFr (61,921)
Denominator
Weighted-average number of shares outstanding used to compute EPS basic attributable to equity holders	83,554,412	74,951,833	71,900,212
Weighted-average number of shares outstanding used to compute EPS diluted attributable to equity holders	83,554,412	74,951,833	71,900,212
Basic loss per share for the period attributable to equity holders	SFr (0.85)	SFr (0.97)	SFr (0.86)
Diluted loss per share for the period attributable to equity holders	SFr (0.85)	SFr (0.97)	SFr (0.86)
Antidilutive securities
Share options issued and outstanding (in-the-money)	135,827	1,140,388	412,191
Restricted share awards subject to future vesting	117,292	6,264	28,418
Convertible shares	0	41,461	0
Total potentially dilutive securities	253,119	1,188,113	440,609